Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-06 - Fidelity Investment Grade Bond Fund	Fidelity Investment Grade Bond Fund Return Before Taxes Past 1 year	Fidelity Investment Grade Bond Fund Return Before Taxes Past 5 years	Fidelity Investment Grade Bond Fund Return Before Taxes Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.90%	5.65%	4.44%	7.91%	4.36%	3.25%	5.96%	3.80%	2.93%	7.51%	4.44%	3.84%